Note 7 - Other Operating Income (Expenses)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
7.	OTHER OPERATING INCOME / (EXPENSES)

	2020	2019 (i)	2018
Government grants/NPV of long-term fiscal incentives	735.9	761.3	820.1
Extemporaneous credits/(debits) (ii)	2,121.3	594.6	-
(Additions)/reversals of provisions	(70.1)	(37.7)	(42.0)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	27.2	30.7	(29.8)
Other operating income/(expenses), net	(134.9)	123.8	199.0
	2,679.4	1,472.7	947.3

(i)
2019
restated to reflect the change in accounting policy, as Note
3.

(ii) The amount is mostly related to the gain on PIS and COFINS credits according to the favorable judgment in the lawsuit to exclude ICMS from the calculation base, detailed in Note
30
- Contingencies.

Government grants are
not
recognized until there is reasonable assurance that the Company will meet the respective conditions and that the grants will be received. Government grants are systematically recognized in income during the periods when the Company recognizes as expenses the related costs that the grants are intended to offset.